STOCKHOLDERS’ EQUITY (Details Textual)				1 Months Ended							12 Months Ended
	Sep. 01, 2017 USD ($) $ / shares shares	May 25, 2016 CNY (¥)	Oct. 12, 2015	Sep. 30, 2017 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 19, 2016 $ / shares shares	Jun. 28, 2016 CNY (¥)	Jun. 21, 2016 CNY (¥)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	May 24, 2016 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest											68.90%
Stockholders' Equity, Period Increase (Decrease) | ¥		¥ 10,000,000
Total stockholders' equity		¥ 30,000,000		$ 21,216,918							$ 21,216,918	$ 9,489,994		¥ 20,000,000
Common Stock, Par or Stated Value Per Share | $ / shares								$ 1
Stockholders' Equity Note, Stock Split								a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares
Common Stock, Shares Authorized | shares				50,000,000				9,000,000			50,000,000	50,000,000
Stock Issued During Period, Value, New Issues											$ 5,582,099
Number Of Warrants Issued | shares	74,784
Warrants Issued Percentage	7.00%
Class of Warrants Or Right, Expiration Term	5 years			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 5
Class of Warrant or Right, Outstanding | shares				74,784							74,784
Warrants Not Settleable in Cash, Fair Value Disclosure				$ 438,234							$ 438,234
Fair Value Assumptions, Risk Free Interest Rate											2.00%
Fair Value Assumptions, Expected Term											5 years
Fair Value Assumptions, Exercise Price | $ / shares				$ 5							$ 5
Fair Value Assumptions, Expected Volatility Rate											67.40%
Fair Value Assumption, Number Of Tree Step											10
Fair Value Assumptions, Expected Dividend Payments | $ / shares											$ 0
Statutory Accounting Practices, Statutory Capital and Surplus Required				$ 1,173,363							$ 1,173,363	$ 579,994
Net loss											5,933,688	5,302,691	$ 5,008,681
Retained Earnings, Appropriated				$ 3,974,140							3,974,140	3,380,771	2,750,777
Retained Earnings, Appropriated [Member]
Stock Issued During Period, Value, New Issues											0
Net loss											$ 593,369	$ 579,994	$ 0
Maximum [Member]
Statutory Surplus Reserves Percentage				50.00%							50.00%
Minimum [Member]
Statutory Surplus Reserves Percentage				10.00%							10.00%
Private Placement [Member]
Proceeds from Issuance of Private Placement					$ 1,000,000	$ 1,000,000	$ 300,000
Stock Issued During Period, Shares, New Issues | shares					500,000	1,000,000	1,500,000
Shares Issued, Price Per Share | $ / shares					$ 2.00	$ 1.00	$ 0.20
Payments of Stock Issuance Costs					$ 70,000	$ 70,000	$ 21,000
Placement Agent Fee Percentage					7.00%	7.00%	7.00%
IPO [Member]
Stock Issued During Period, Shares, New Issues | shares	1,068,346
Shares Issued, Price Per Share | $ / shares	$ 5.00
Stock Issued During Period, Value, New Issues	$ 5,300,000
Proceeds from Issuance Initial Public Offering	$ 3,400,000
HUANG Jian Cong [Member]
Proceeds from Contributed Capital | ¥									¥ 100,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				1.00%					1.00%		1.00%	1.00%	1.00%
HUANG Jian Cong [Member] | Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			45.00%								31.00%
WANG Ming Jie [Member] | Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			20.00%								13.80%
WANG Guo Lin [Member] | Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			20.00%								13.80%
WANG Jian Di [Member] | Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			10.00%								6.90%
WANG Yang Ming [Member] | Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			5.00%								3.40%
Wenzhou Weijia [Member]
Proceeds from Contributed Capital | ¥										¥ 9,900,000
Noncontrolling Interest, Ownership Percentage by Parent				99.00%							99.00%
ZK International [Member] | Subsidiary Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%								100.00%